                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02423

                         Van Kampen Corporate Bond Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/06

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Corporate Bond Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY THE FUND'S PROSPECTUS. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Lehman Brothers Corporate Bond Index and the Lipper Corporate BBB-Rated Index from 8/31/96 through 8/31/06. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                  VAN KAMPEN CORPORATE      LEHMAN BROTHERS CORPORATE     LIPPER CORPORATE BBB-
                                                        BOND FUND                  BOND INDEX                  RATED INDEX
                                                  --------------------      -------------------------     ---------------------
8/96                                                       9527                       10000                       10000
                                                           9713                       10212                       10200
                                                           9959                       10491                       10445
                                                          10177                       10715                       10678
                                                          10091                       10567                       10574
                                                          10135                       10582                       10608
                                                          10166                       10627                       10668
                                                          10018                       10461                       10504
                                                          10183                       10620                       10660
                                                          10319                       10740                       10782
                                                          10456                       10892                       10943
                                                          10882                       11291                       11321
8/97                                                      10714                       11124                       11172
                                                          10900                       11319                       11369
                                                          11024                       11462                       11485
                                                          11087                       11527                       11541
                                                          11166                       11649                       11664
                                                          11324                       11787                       11814
                                                          11309                       11784                       11809
                                                          11374                       11827                       11869
                                                          11422                       11902                       11920
                                                          11552                       12044                       12022
                                                          11630                       12133                       12109
                                                          11628                       12122                       12100
8/98                                                      11560                       12179                       12011
                                                          11755                       12573                       12259
                                                          11719                       12380                       12108
                                                          11966                       12612                       12332
                                                          11976                       12649                       12363
                                                          12037                       12774                       12470
                                                          11692                       12471                       12201
                                                          11804                       12560                       12336
                                                          11849                       12596                       12425
                                                          11619                       12428                       12257
                                                          11526                       12363                       12193
                                                          11484                       12295                       12132
8/99                                                      11442                       12266                       12087
                                                          11555                       12399                       12191
                                                          11599                       12456                       12215
                                                          11624                       12470                       12244
                                                          11579                       12404                       12225
                                                          11551                       12360                       12189
                                                          11631                       12475                       12339
                                                          11712                       12581                       12453
                                                          11520                       12471                       12302
                                                          11418                       12425                       12209
                                                          11739                       12736                       12517
                                                          11877                       12891                       12571
8/00                                                      12015                       13052                       12800
                                                          12099                       13123                       12836
                                                          12088                       13126                       12795
                                                          12210                       13282                       12914
                                                          12486                       13529                       13184
                                                          12726                       13916                       13503
                                                          12833                       14035                       13636
                                                          12901                       14120                       13628
                                                          12854                       14074                       13553
                                                          12942                       14199                       13675
                                                          13012                       14270                       13692
                                                          13339                       14657                       14002
8/01                                                      13469                       14847                       14170
                                                          13458                       14797                       14050
                                                          13667                       15161                       14348
                                                          13696                       15032                       14255
                                                          13661                       14924                       14168
                                                          13687                       15050                       14246
                                                          13713                       15150                       14314
                                                          13451                       14868                       14126
                                                          13498                       15055                       14343
                                                          13649                       15268                       14456
                                                          13509                       15269                       14388
                                                          13368                       15214                       14316
8/02                                                      13542                       15617                       14605
                                                          13696                       15916                       14737
                                                          13510                       15702                       14632
                                                          13794                       15947                       14843
                                                          14123                       16434                       15189
                                                          14193                       16503                       15289
                                                          14438                       16841                       15546
                                                          14422                       16848                       15572
                                                          14802                       17185                       15887
                                                          15138                       17741                       16303
                                                          15097                       17701                       16324
                                                          14654                       16932                       15767
8/03                                                      14787                       17073                       15892
                                                          15236                       17684                       16381
                                                          15189                       17499                       16316
                                                          15302                       17588                       16429
                                                          15505                       17788                       16668
                                                          15618                       17975                       16820
                                                          15732                       18200                       16968
                                                          15846                       18371                       17085
                                                          15498                       17794                       16649
                                                          15357                       17666                       16523
                                                          15421                       17744                       16620
                                                          15580                       17964                       16795
8/04                                                      15904                       18391                       17136
                                                          16016                       18505                       17242
                                                          16177                       18686                       17413
                                                          16051                       18496                       17355
                                                          16285                       18749                       17553
                                                          16399                       18899                       17646
                                                          16369                       18786                       17618
                                                          16120                       18536                       17421
                                                          16280                       18777                       17564
                                                          16489                       19034                       17746
                                                          16699                       19190                       17897
                                                          16614                       19000                       17815
8/05                                                      16825                       19291                       18036
                                                          16591                       18980                       17855
                                                          16430                       18760                       17700
                                                          16519                       18871                       17772
                                                          16683                       19062                       17947
                                                          16672                       19022                       18011
                                                          16736                       19107                       18094
                                                          16547                       18838                       17897
                                                          16485                       18772                       17886
                                                          16473                       18740                       17843
                                                          16513                       18764                       17845
                                                          16734                       19038                       18091
8/06                                                      16981                       19392                       18422

                              A SHARES             B SHARES             C SHARES          I SHARES
                           since 9/23/71        since 9/28/92        since 8/30/93      since 8/12/05
-----------------------------------------------------------------------------------------------------
                                     W/MAX                W/MAX                W/MAX
                                     4.75%                4.00%                1.00%
AVERAGE ANNUAL           W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES      W/O SALES
TOTAL RETURNS             CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE      CHARGES

Since Inception            7.67%      7.52%     5.46%      5.46%     4.81%      4.81%       2.33%
10-year                    5.95       5.44      5.30       5.30      5.16       5.16          --
5-year                     4.74       3.72      3.96       3.71      3.96       3.96          --
1-year                     0.93      -3.89      0.30      -3.55      0.16      -0.81        1.33
-----------------------------------------------------------------------------------------------------

30-Day SEC Yield               4.63%                4.13%                4.20%              5.12%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Corporate Bond Index is a market-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. Lipper Corporate BBB-Rated Index is an index of funds with similar investment objectives as this fund. Indexes are unmanaged and do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. Source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

MARKET CONDITIONS

Several events shaped trends in the fixed-income markets during the 12-month review period. The series of natural disasters that struck the U.S. in mid-2005, combined with sharply rising energy prices, generated concern regarding their effect on economic growth. As the months progressed, however, it became apparent that the impact on the economy would be less than anticipated. In fact, the economy demonstrated considerable resilience and real gross domestic product
(GDP) growth averaged near 4 percent throughout 2005.

The first months of 2006 provided few surprises in the bond market. To virtually no one's surprise, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate by 25 basis points at each of its meetings during the first half of the year, bringing the rate to 5.25 percent at the end of June.

Also as expected, comments made by Fed members after their May and June meetings indicated that they will rely heavily on economic data in making future decisions concerning the direction of interest rates. Based on these comments, it appears that the Fed will be driven by the weight of the economic data more so now than perhaps at anytime over the past few years.

During the last months of the period, in response to the expectation of a pause in the Fed's tightening campaign, the U.S. bond market enjoyed the best three-month run of positive returns since the Fed began its tightening cycle in 2004. In fact, despite negative returns in the first half of 2006, all fixed-income asset classes ended August with positive year-to-date returns. As anticipated, the Fed did finally pause at its August meeting, following a run of 17 consecutive increases in the target federal funds rate.

Due mainly to concerns over inflation and increased risk in the corporate market, the credit sector had trouble keeping pace with other fixed-income sectors. Within the investment-grade portion of the market, higher-rated issues outperformed lower-rated issues. Improving economic conditions boosted the financials sector, leading it to outpace both utilities and industrials.

PERFORMANCE ANALYSIS

The fund returned 0.93 percent for the 12 months ended August 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmarks, the Lehman Brothers Corporate Bond Index and the Lipper Corporate BBB-Rated Index, returned 0.53 percent and 2.15 percent for the period, respectively.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2006

--------------------------------------------------------------------------------------
                                              LEHMAN BROTHERS   LIPPER CORPORATE
                                              CORPORATE BOND       BBB-RATED
      CLASS A   CLASS B   CLASS C   CLASS I        INDEX             INDEX

       0.93%     0.30%     0.16%     1.33%         0.53%             2.15%
--------------------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

During the period, we kept the fund's overall duration (a measure of interest rate sensitivity) well below that of the benchmark. This posture was beneficial to performance as interest rates rose across the market, especially in the short- and intermediate-portions of the yield curve.

Within the credit portion of the portfolio, we continued to employ a defensive strategy with a focus on higher-quality securities, which benefited the fund's relative performance. Additionally, strong security selection--particularly in the paper and forest products, financial and automotive sectors--contributed positively to performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

RATINGS ALLOCATIONS AS OF 08/31/06
AAA/Aaa                                                          11.7%
AA/Aa                                                            14.9
A/A                                                              26.4
BBB/Baa                                                          41.1
BB/Ba                                                             3.3
B/B                                                               2.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 08/31/06
Banking                                                          10.9%
Electric                                                          9.9
U.S. Government Agency Obligations                                8.7
Wireline Communications                                           6.8
Noncaptive-Consumer Finance                                       5.5
Life Insurance                                                    4.3
Food/Beverage                                                     3.5
Noncaptive-Diversified Finance                                    3.4
Property & Casualty Insurance                                     3.2
Diversified Manufacturing                                         3.0
Automotive                                                        2.5
Natural Gas Pipelines                                             2.4
Healthcare                                                        2.1
Railroads                                                         1.8
Construction Machinery                                            1.7
Media-Cable                                                       1.7
Media-Noncable                                                    1.6
Technology                                                        1.5
Retail                                                            1.3
Paper                                                             1.3
Gaming                                                            1.2
Transportation Services                                           1.0
Natural Gas Distributors                                          0.9
Supermarkets                                                      0.9
Integrated Energy                                                 0.9
Environmental & Facilities Services                               0.8
Textiles                                                          0.8
Wireless Communications                                           0.8
Consumer Products                                                 0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 08/31/06
                                       (continued from previous page)
Brokerage                                                         0.6
Other Utilities                                                   0.6
Oil Field Services                                                0.6
Aerospace & Defense                                               0.6
Entertainment                                                     0.6
Lodging                                                           0.5
Building Materials                                                0.4
Independent Energy                                                0.4
Chemicals                                                         0.3
Real Estate Management & Development                              0.3
Tobacco                                                           0.2
                                                                -----
Total Long-Term Investments                                      90.1%
Short-Term Investments                                           10.8
Liabilities in Excess of Other Assets                            (0.9)
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Ratings allocations are as a percentage of long-term investments. Industry allocations are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/06 - 8/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  BEGINNING        ENDING       EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*
                                                ----------------------------------------------
                                                   3/1/06          8/31/06      3/1/06-8/31/06
Class A
  Actual......................................    $1,000.00       $1,014.62         $4.98
  Hypothetical................................     1,000.00        1,020.31          4.99
  (5% annual return before expenses)
Class B
  Actual......................................     1,000.00        1,012.34          8.77
  Hypothetical................................     1,000.00        1,016.41          8.79
  (5% annual return before expenses)
Class C
  Actual......................................     1,000.00        1,010.80          8.72
  Hypothetical................................     1,000.00        1,016.51          8.74
  (5% annual return before expenses)
Class I
  Actual......................................     1,000.00        1,017.41          3.71
  Hypothetical................................     1,000.00        1,021.51          3.72
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.73%, 1.72% and 0.73% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of existing and alternative breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry versus historical and projected assets of the Fund. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The Fund discloses information about its portfolio management team members and their experience in its prospectus. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report and in the Fund's prospectus. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Fund discloses more information about its fees and expenses in its prospectus. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size and growth prospects of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current and projected asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS  81.0%
           AEROSPACE & DEFENSE  0.6%
$   992    Raytheon Co. ................................... 4.500%   11/15/07   $    980,042
  3,310    Raytheon Co. ................................... 6.150    11/01/08      3,367,971
                                                                                ------------
                                                                                   4,348,013
                                                                                ------------

           AUTOMOTIVE  2.5%
  2,915    DaimlerChrysler NA Holding Corp. ............... 8.500    01/18/31      3,510,427
  6,205    General Motors Acceptance Corp. ................ 6.875    09/15/11      6,117,559
 10,950    General Motors Corp. ........................... 8.375    07/15/33      9,225,375
                                                                                ------------
                                                                                  18,853,361
                                                                                ------------
           BANKING  10.9%
  5,120    Bank of America Corp. .......................... 3.375    02/17/09      4,913,690
  6,000    Bank of Scotland (United Kingdom) (a)........... 3.500    11/30/07      5,875,344
    160    Citigroup, Inc. ................................ 6.625    06/15/32        174,016
  5,355    JPMorgan Chase & Co. ........................... 6.750    02/01/11      5,651,881
  6,010    Marshall & Ilsley Bank.......................... 3.800    02/08/08      5,888,682
  4,475    MBNA Corp. (Floating Rate Coupon)............... 5.910    05/05/08      4,509,440
  6,160    National City Bank.............................. 3.375    10/15/07      6,015,437
  2,695    Popular North America, Inc. .................... 5.650    04/15/09      2,701,403
  5,855    SunTrust Banks, Inc. ........................... 5.050    07/01/07      5,840,878
  6,000    U.S. Bancorp.................................... 3.950    08/23/07      5,900,286
  3,650    USB Capital IX (Variable Rate Coupon)........... 6.189    03/29/49      3,668,896
  3,100    Wachovia Corp. ................................. 3.625    02/17/09      2,988,282
  2,890    Wachovia Corp. ................................. 4.950    11/01/06      2,887,061
 15,155    Wachovia Capital Trust III (Variable Rate
           Coupon)......................................... 5.800    08/29/49     15,102,382
  1,690    Washington Mutual Bank FA....................... 5.500    01/15/13      1,680,708
  2,960    Washington Mutual, Inc. ........................ 8.250    04/01/10      3,211,085
  5,820    Wells Fargo & Co. .............................. 5.125    02/15/07      5,812,434
                                                                                ------------
                                                                                  82,821,905
                                                                                ------------
           BROKERAGE  0.3%
  2,000    Lehman Brothers Holdings, Inc. ................. 8.500    05/01/07      2,039,976
                                                                                ------------

           BUILDING MATERIALS  0.4%
  3,380    Masco Corp. .................................... 4.625    08/15/07      3,342,026
                                                                                ------------

           CHEMICALS  0.3%
  2,435    Sealed Air Corp. (a)............................ 5.625    07/15/13      2,381,072
                                                                                ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           CONSTRUCTION MACHINERY  1.7%
$ 5,460    Caterpillar Financial Services Corp., Ser F..... 3.625%   11/15/07   $  5,349,146
  7,350    John Deere Capital Corp. (Floating Rate
           Coupon)......................................... 5.557    04/15/08      7,360,334
                                                                                ------------
                                                                                  12,709,480
                                                                                ------------
           CONSUMER PRODUCTS  0.6%
  4,725    Clorox Co. (Floating Rate Coupon)............... 5.444    12/14/07      4,734,252
                                                                                ------------

           DIVERSIFIED MANUFACTURING  3.0%
  3,935    Brascan Corp. (Canada).......................... 7.125    06/15/12      4,190,071
    195    Brascan Corp. (Canada).......................... 8.125    12/15/08        205,521
  2,260    Cooper Industries, Inc. ........................ 5.250    07/01/07      2,247,950
  3,790    Cooper Industries, Inc. ........................ 5.250    11/15/12      3,750,455
  1,450    Hutchison Whampoa International Ltd.
           (Cayman Islands) (a)............................ 5.450    11/24/10      1,447,012
  1,880    Hutchison Whampoa International Ltd.
           (Cayman Islands) (a)............................ 6.500    02/13/13      1,957,840
  3,000    Textron Financial Corp. ........................ 2.690    10/03/06      2,993,952
  6,200    Tyco International Group SA (Luxembourg)........ 6.125    11/01/08      6,287,854
                                                                                ------------
                                                                                  23,080,655
                                                                                ------------
           ELECTRIC  9.9%
  5,660    Ameren Corp. ................................... 4.263    05/15/07      5,613,713
  4,995    Arizona Public Service Co. ..................... 5.800    06/30/14      4,961,743
  2,325    Arizona Public Service Co. ..................... 6.750    11/15/06      2,329,673
  1,375    Baltimore Gas & Electric Co. ................... 6.625    03/15/08      1,398,831
  2,155    Carolina Power & Light Co. ..................... 6.800    08/15/07      2,180,782
  5,151    CC Funding Trust I.............................. 6.900    02/16/07      5,181,350
  2,070    Cincinnati Gas & Electric Co. .................. 5.700    09/15/12      2,077,487
  2,685    Detroit Edison Co. ............................. 6.125    10/01/10      2,754,354
  2,690    Duquesne Light Co., Ser O....................... 6.700    04/15/12      2,829,745
    320    Duquesne Light Co., Ser Q....................... 5.700    05/15/14        318,868
  2,265    Entergy Gulf States, Inc. ...................... 3.600    06/01/08      2,188,645
  4,395    Entergy Gulf States, Inc. (Floating Rate
           Coupon)......................................... 5.631    12/01/09      4,392,064
  1,965    Entergy Gulf States, Inc. (Floating Rate Coupon)
           (a)............................................. 6.020    12/08/08      1,969,394
  3,835    Exelon Corp. ................................... 6.750    05/01/11      4,011,813
    560    Indianapolis Power & Light Co. (a).............. 6.300    07/01/13        575,656
  3,585    MidAmerican Energy Holdings Co. ................ 4.625    10/01/07      3,555,492
  1,930    Monongahela Power Co. .......................... 5.000    10/01/06      1,928,801
  5,550    NiSource Finance Corp. (Floating Rate Coupon)... 5.968    11/23/09      5,557,753
  4,500    Ohio Power Co., Ser K........................... 6.000    06/01/16      4,590,580
  5,700    Oncor Electric Delivery Co. .................... 5.000    09/01/07      5,671,660

See Notes to Financial Statements                                             13

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           ELECTRIC (CONTINUED)
$ 1,400    PSEG Energy Holdings............................ 8.625%   02/15/08   $  1,449,000
  4,465    Texas-New Mexico Power Co. ..................... 6.125    06/01/08      4,484,021
  5,000    Wisconsin Electric Power........................ 3.500    12/01/07      4,894,900
                                                                                ------------
                                                                                  74,916,325
                                                                                ------------
           ENTERTAINMENT  0.6%
  4,237    Time Warner, Inc. .............................. 6.150    05/01/07      4,254,211
                                                                                ------------

           ENVIRONMENTAL & FACILITIES SERVICES  0.8%
  3,223    Waste Management, Inc. ......................... 6.875    05/15/09      3,342,548
  1,220    Waste Management, Inc. ......................... 7.000    10/15/06      1,221,814
  1,745    Waste Management, Inc. ......................... 7.375    08/01/10      1,862,383
                                                                                ------------
                                                                                   6,426,745
                                                                                ------------
           FOOD/BEVERAGE  3.5%
  2,235    ConAgra, Inc. .................................. 7.000    10/01/28      2,396,351
  1,870    ConAgra, Inc. .................................. 8.250    09/15/30      2,276,933
  4,655    FBG Finance, Ltd. (Australia) (a)............... 5.125    06/15/15      4,411,422
  4,000    General Mills, Inc. ............................ 3.875    11/30/07      3,915,508
  3,145    Kraft Foods, Inc. .............................. 5.625    11/01/11      3,168,484
  7,445    Miller Brewing Co. (a).......................... 4.250    08/15/08      7,284,583
    655    Pilgrim's Pride Corp. .......................... 9.625    09/15/11        689,387
  1,845    YUM! Brands, Inc. .............................. 8.875    04/15/11      2,081,291
                                                                                ------------
                                                                                  26,223,959
                                                                                ------------
           GAMING  1.2%
  7,040    Harrahs Operating Co., Inc. .................... 5.625    06/01/15      6,600,049
  2,420    Harrahs Operating Co., Inc. .................... 6.500    06/01/16      2,405,122
                                                                                ------------
                                                                                   9,005,171
                                                                                ------------
           HEALTHCARE  2.1%
  4,420    Baxter Finance Co. (Netherlands)................ 4.750    10/15/10      4,323,105
  1,840    UnitedHealth Group, Inc. ....................... 5.200    01/17/07      1,838,300
  6,000    UnitedHealth Group, Inc. (Floating Rate
           Coupon)......................................... 5.318    03/02/09      5,997,174
  2,410    Wellpoint, Inc. ................................ 3.750    12/14/07      2,360,525
  1,510    Wellpoint, Inc. ................................ 4.250    12/15/09      1,461,296
                                                                                ------------
                                                                                  15,980,400
                                                                                ------------
           INDEPENDENT ENERGY  0.4%
  1,550    Kerr-McGee Corp. ............................... 5.875    09/15/06      1,549,798
  1,540    Kerr-McGee Corp. ............................... 6.625    10/15/07      1,563,394
                                                                                ------------
                                                                                   3,113,192
                                                                                ------------
           INTEGRATED ENERGY  0.9%
  1,000    Consumers Energy Co., Ser A..................... 6.375    02/01/08      1,011,269
  1,880    Consumers Energy Co., Ser F..................... 4.000    05/15/10      1,785,126
  2,035    Consumers Energy Co., Ser H..................... 4.800    02/17/09      2,003,508
  1,905    Petro-Canada (Canada)........................... 5.350    07/15/33      1,666,768
                                                                                ------------
                                                                                   6,466,671
                                                                                ------------

 14                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           LIFE INSURANCE  4.3%
$ 2,085    AXA Financial, Inc. ............................ 6.500%   04/01/08   $  2,119,663
  5,155    Marsh & McLennan Cos., Inc. .................... 5.875    08/01/33      4,666,131
    190    Metlife, Inc. .................................. 6.125    12/01/11        196,341
  2,730    Monumental Global Funding II (a)................ 3.850    03/03/08      2,670,715
    920    Nationwide Financial Services, Inc. ............ 6.250    11/15/11        952,040
  3,495    Platinum Underwriters Finance Inc., Ser B....... 7.500    06/01/17      3,539,341
  3,055    Platinum Underwriters Holdings Ltd. (Bermuda)... 6.371    11/16/07      3,035,124
  6,400    Principal Life Global Funding I (a)............. 5.125    06/28/07      6,383,443
  3,400    Prudential Funding LLC (a)...................... 6.600    05/15/08      3,469,748
  6,095    Xlliac Global Funding (a)....................... 4.800    08/10/10      5,954,657
                                                                                ------------
                                                                                  32,987,203
                                                                                ------------
           LODGING  0.5%
  2,755    Hyatt Equities, LLC (a)......................... 6.875    06/15/07      2,774,202
  1,005    Starwood Hotels & Resorts Worldwide, Inc. ...... 7.375    05/01/07      1,018,819
                                                                                ------------
                                                                                   3,793,021
                                                                                ------------
           MEDIA-CABLE  1.7%
  2,625    Comcast Cable Communications, Inc. ............. 6.750    01/30/11      2,747,548
  1,570    Comcast Cable Communications, Inc. ............. 7.125    06/15/13      1,680,818
  4,455    Comcast Cable Communications, Inc. ............. 8.375    05/01/07      4,538,834
  2,495    Echostar DBS Corp. ............................. 6.375    10/01/11      2,435,744
  1,205    Echostar DBS Corp. ............................. 6.625    10/01/14      1,161,319
                                                                                ------------
                                                                                  12,564,263
                                                                                ------------
           MEDIA-NONCABLE  1.6%
  2,415    Interpublic Group of Cos., Inc. ................ 5.400    11/15/09      2,227,837
  2,600    News America Holdings, Inc. .................... 8.875    04/26/23      3,152,113
    510    News America, Inc. ............................. 7.125    04/08/28        527,399
    900    News America, Inc. ............................. 7.280    06/30/28        951,322
    795    News America, Inc. ............................. 7.300    04/30/28        839,190
  4,730    Viacom, Inc. (a)................................ 6.875    04/30/36      4,654,188
                                                                                ------------
                                                                                  12,352,049
                                                                                ------------
           NATURAL GAS DISTRIBUTORS  0.9%
  1,470    KeySpan Corp. .................................. 4.900    05/16/08      1,459,944
  5,163    Sempra Energy................................... 4.621    05/17/07      5,133,008
                                                                                ------------
                                                                                   6,592,952
                                                                                ------------
           NATURAL GAS PIPELINES  2.4%
  2,230    Consolidated Natural Gas Co., Ser A............. 5.000    12/01/14      2,106,469
  3,975    Consolidated Natural Gas Co., Ser C............. 6.250    11/01/11      4,083,903
  1,575    Kinder Morgan Energy Partners................... 5.125    11/15/14      1,490,104
  4,780    Kinder Morgan Finance Corp. (Canada)............ 5.700    01/05/16      4,357,094
  3,325    Texas Eastern Transmission Corp. ............... 5.250    07/15/07      3,309,632
  2,515    Texas Eastern Transmission Corp. ............... 7.000    07/15/32      2,770,592
                                                                                ------------
                                                                                  18,117,794
                                                                                ------------

See Notes to Financial Statements                                             15

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           NONCAPTIVE-CONSUMER FINANCE  5.4%
$ 4,660    American Express Co. ........................... 5.500%   09/12/06   $  4,660,140
  1,920    American General Finance Corp. ................. 4.625    05/15/09      1,886,108
  4,500    American General Finance Corp. ................. 4.625    09/01/10      4,383,526
  6,920    Countrywide Home Loans, Inc. ................... 3.250    05/21/08      6,691,135
    800    HSBC Finance Corp. ............................. 4.125    12/15/08        780,673
  1,175    HSBC Finance Corp. ............................. 4.125    11/16/09      1,134,696
  1,790    HSBC Finance Corp. ............................. 6.375    10/15/11      1,864,595
  4,700    HSBC Finance Corp. ............................. 6.750    05/15/11      4,966,814
  1,000    HSBC Finance Corp. ............................. 7.875    03/01/07      1,011,674
  8,785    Residential Capital Corp. ...................... 6.375    06/30/10      8,868,633
  4,660    SLM Corp. ...................................... 4.000    01/15/10      4,475,245
  1,000    SLM Corp. (Floating Rate Coupon)................ 5.665    07/26/10      1,000,947
                                                                                ------------
                                                                                  41,724,186
                                                                                ------------
           NONCAPTIVE-DIVERSIFIED FINANCE  3.4%
    940    CIT Group, Inc. ................................ 3.650    11/23/07        919,777
  1,545    CIT Group, Inc. ................................ 4.750    08/15/08      1,530,094
  1,165    CIT Group, Inc. ................................ 7.375    04/02/07      1,178,083
  6,000    General Electric Capital Corp., Ser A........... 4.250    01/15/08      5,923,692
  2,235    General Electric Capital Corp., Ser A........... 4.750    09/15/14      2,149,817
  5,440    General Electric Capital Corp., Ser A........... 5.875    02/15/12      5,590,498
  1,020    International Lease Finance Corp. .............. 3.750    08/01/07      1,003,964
  7,785    Nationwide Building Society
           (United Kingdom) (a)............................ 4.250    02/01/10      7,529,652
                                                                                ------------
                                                                                  25,825,577
                                                                                ------------
           OIL FIELD SERVICES  0.6%
  4,460    Panhandle Eastern Pipe Line Co., Ser B.......... 2.750    03/15/07      4,395,223
                                                                                ------------

           OTHER UTILITIES  0.6%
  4,555    Plains All American Pipeline (a)................ 6.700    05/15/36      4,701,065
                                                                                ------------

           PAPER  1.3%
  1,340    Abitibi-Consolidated, Inc. (Canada)............. 8.850    08/01/30      1,149,050
  7,590    Bowater Canada Finance (Canada)................. 7.950    11/15/11      7,324,350
  1,515    Sappi Papier Holding AG (Austria) (a)........... 6.750    06/15/12      1,448,263
                                                                                ------------
                                                                                   9,921,663
                                                                                ------------
           PROPERTY & CASUALTY INSURANCE  3.2%
  4,160    AIG Sunamerica Global Financial (a)............. 6.300    05/10/11      4,330,414
  4,710    Farmers Exchange Capital (a).................... 7.050    07/15/28      4,744,270
  2,721    Farmers Insurance Exchange Surplus (a).......... 8.625    05/01/24      3,124,552
  4,610    Mantis Reef Ltd. (Australia) (a)................ 4.692    11/14/08      4,517,307
  4,140    St. Paul Travelers Cos., Inc. .................. 5.010    08/16/07      4,106,520
  3,315    Two-Rock Pass Through Trust (Floating Rate
           Coupon) (Bermuda)............................... 6.344    02/11/49      3,265,839
                                                                                ------------
                                                                                  24,088,902
                                                                                ------------

 16                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           RAILROADS  1.8%
$ 3,240    Burlington Northern Santa Fe Corp. ............. 6.125%   03/15/09   $  3,303,190
  1,500    CSX Corp. ...................................... 6.750    03/15/11      1,580,002
  1,649    Norfolk Southern Corp. ......................... 7.350    05/15/07      1,669,055
  7,375    Union Pacific Corp. ............................ 6.625    02/01/08      7,491,282
                                                                                ------------
                                                                                  14,043,529
                                                                                ------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT  0.3%
  1,945    Reckson Operating Partnership LP................ 5.150    01/15/11      1,909,307
                                                                                ------------

           RETAIL  1.3%
    800    CVS Corp. ...................................... 3.875    11/01/07        785,631
  1,335    CVS Corp. ...................................... 5.750    08/15/11      1,348,357
  1,500    Federated Department Stores, Inc. .............. 6.300    04/01/09      1,531,858
  2,000    Federated Department Stores, Inc. .............. 6.625    09/01/08      2,044,612
  1,315    Limited Brands, Inc. ........................... 6.950    03/01/33      1,306,321
  2,970    May Department Stores Co. ...................... 5.950    11/01/08      2,998,064
                                                                                ------------
                                                                                  10,014,843
                                                                                ------------
           SUPERMARKETS  0.9%
  1,660    Delhaize America, Inc. ......................... 9.000    04/15/31      1,950,449
  2,595    Fred Meyer, Inc. ............................... 7.450    03/01/08      2,665,683
  1,800    Kroger Co. ..................................... 7.250    06/01/09      1,879,965
                                                                                ------------
                                                                                   6,496,097
                                                                                ------------
           TECHNOLOGY  1.5%
  4,870    Hewlett-Packard Co. (Floating Rate Coupon)...... 5.524    05/22/09      4,877,899
  3,450    Hewlett-Packard Co. ............................ 5.750    12/15/06      3,452,812
  2,995    LG Electronics, Inc. (South Korea) (a).......... 5.000    06/17/10      2,895,440
                                                                                ------------
                                                                                  11,226,151
                                                                                ------------
           TEXTILES  0.8%
  2,845    Mohawk Industries, Inc., Ser C.................. 6.500    04/15/07      2,859,714
  3,245    Mohawk Industries, Inc., Ser D.................. 7.200    04/15/12      3,400,364
                                                                                ------------
                                                                                   6,260,078
                                                                                ------------
           TOBACCO  0.2%
  1,805    Reynolds American, Inc. (a)..................... 7.250    06/01/13      1,857,950
                                                                                ------------

           TRANSPORTATION SERVICES  1.0%
  2,300    FedEx Corp. .................................... 2.650    04/01/07      2,260,872
  5,000    FedEx Corp. .................................... 5.500    08/15/09      5,029,050
                                                                                ------------
                                                                                   7,289,922
                                                                                ------------
           WIRELESS COMMUNICATIONS  0.8%
  6,000    Verizon Wireless Capital LLC.................... 5.375    12/15/06      5,998,134
                                                                                ------------

           WIRELINE COMMUNICATIONS  6.8%
  5,650    AT&T Corp. ..................................... 8.000    11/15/31      6,770,327
  7,200    Bellsouth Corp. (Floating Rate Coupon).......... 5.530    11/15/07      7,210,699
  4,865    France Telecom SA (France)...................... 8.500    03/01/31      6,226,037
  6,000    SBC Communications, Inc. ....................... 4.125    09/15/09      5,795,022

See Notes to Financial Statements                                             17

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

PAR
AMOUNT
(000)      DESCRIPTION                                      COUPON   MATURITY      VALUE
--------------------------------------------------------------------------------------------
           WIRELINE COMMUNICATIONS (CONTINUED)
$ 3,155    SBC Communications, Inc. ....................... 6.150%   09/15/34   $  3,016,066
  6,650    Sprint Capital Corp. ........................... 6.125    11/15/08      6,741,737
  2,080    Sprint Capital Corp. ........................... 8.750    03/15/32      2,529,340
  1,900    Telecom Italia Capital (Luxembourg)............. 4.000    11/15/08      1,842,010
  4,240    Telecom Italia Capital (Luxembourg)............. 4.000    01/15/10      4,031,812
  5,210    Telefonica Europe BV (Netherlands).............. 8.250    09/15/30      6,158,553
  1,000    Verizon Communications, Inc. ................... 7.510    04/01/09      1,048,641
    265    Verizon New England, Inc. ...................... 6.500    09/15/11        270,577
                                                                                ------------
                                                                                  51,640,821
                                                                                ------------

TOTAL CORPORATE BONDS  81.0%.................................................    614,498,144
                                                                                ------------

           MORTGAGE BACKED SECURITIES  0.3%
  1,818    World Financial Property (a).................... 6.910    09/01/13      1,903,633
    732    World Financial Property (a).................... 6.950    09/01/13        767,261
                                                                                ------------

TOTAL MORTGAGE BACKED SECURITIES.............................................      2,670,894
                                                                                ------------

           GOVERNMENT OBLIGATIONS  8.8%
  6,550    United States Treasury Bonds.................... 6.125    08/15/29      7,616,425
 24,900    United States Treasury Bonds.................... 6.375    08/15/27     29,516,236
    500    United States Treasury Bonds.................... 8.125    08/15/21        666,992
 10,685    United States Treasury Notes (c)................ 4.250    08/15/13     10,392,840
  8,500    United States Treasury Notes.................... 4.250    11/15/13      8,257,623
 10,125    United States Treasury Notes.................... 4.500    02/28/11     10,049,073
                                                                                ------------

TOTAL GOVERNMENT OBLIGATIONS.................................................     66,499,189
                                                                                ------------

TOTAL LONG-TERM INVESTMENTS  90.1%
  (Cost $686,584,732)........................................................    683,668,227
                                                                                ============

SHORT-TERM INVESTMENTS  10.8%

REPURCHASE AGREEMENT  10.6%
State Street Bank & Trust Co. ($80,755,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 5.10%,
  dated 08/31/06, to be sold on 09/01/06 at $80,766,440).....................     80,755,000

 18                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

DESCRIPTION                                                                           VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS  0.2%
United States Treasury Bills ($1,400,000 par, yielding 4.914%, 01/11/07
  maturity) (b).................................................................   $  1,375,242
                                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS  10.8%
  (Cost $82,124,931)............................................................     82,130,242
                                                                                   ------------

TOTAL INVESTMENTS  100.9%
  (Cost $768,709,663)...........................................................    765,798,469
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.9%)...................................     (6,988,363)
                                                                                   ------------

NET ASSETS  100.0%..............................................................   $758,810,106
                                                                                   ============

Percentages are calculated as a percentage of net assets.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) Security purchased on a when-issued or delayed delivery basis.

FUTURES CONTRACTS OUTSTANDING AS OF AUGUST 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bonds Futures, December 2006
  (Current Notional Value of $111,063 per contract).........      828        $ 660,663
U.S. Treasury Notes 10-Year Futures, December 2006
  (Current Notional Value of $107,375 per contract).........      435          214,277
U.S. Treasury Notes 5-Year Futures, December 2006
  (Current Notional Value of $105,109 per contract).........      558          217,716
                                                                -----        ---------
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures, December 2006
  (Current Notional Value of $204,344 per contract).........      445         (160,214)
                                                                -----        ---------
                                                                2,266        $ 932,442
                                                                =====        =========

See Notes to Financial Statements                                             19

VAN KAMPEN CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2006 continued

SWAP AGREEMENTS OUTSTANDING AS OF AUGUST 31, 2006:

CREDIT DEFAULT SWAPS

                                                                 PAY/
                                                                RECEIVE                NOTIONAL    UNREALIZED
                                                    BUY/SELL     FIXED    EXPIRATION    AMOUNT    APPRECIATION/
COUNTERPARTY           REFERENCE ENTITY            PROTECTION    RATE        DATE       (000)     DEPRECIATION
JP Morgan Chase Bank,
  N.A. ..............  Tyco International., Ltd.      Buy        0.65%     03/20/11     $3,500      $(26,296)
Goldman Sachs Capital
  Markets............  Tyco International., Ltd.      Buy        0.80      03/20/11      2,100       (29,052)
                                                                                                    --------
                                                                                                    $(55,348)
                                                                                                    ========

 20                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006

ASSETS:
Total Investments, including repurchase agreements of
 $80,755,000 (Cost $768,709,663)............................  $765,798,469
Cash........................................................           806
Receivables:
 Interest...................................................     9,122,168
 Investments Sold...........................................     4,014,209
 Fund Shares Sold...........................................     1,325,589
 Variation Margin on Futures................................       385,881
Other.......................................................       134,168
                                                              ------------
   Total Assets.............................................   780,781,290
                                                              ------------
LIABILITIES:
Payables:
 Investments Purchased......................................    18,828,309
 Fund Shares Repurchased....................................     1,745,702
 Distributor and Affiliates.................................       407,395
 Investment Advisory Fee....................................       252,527
 Income Distributions.......................................       223,185
Accrued Expenses............................................       259,947
Trustees' Deferred Compensation and Retirement Plans........       198,771
Swap Contracts..............................................        55,348
                                                              ------------
   Total Liabilities........................................    21,971,184
                                                              ------------
NET ASSETS..................................................  $758,810,106
                                                              ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
 number of shares authorized)...............................  $773,732,133
Accumulated Undistributed Net Investment Income.............    (4,258,122)
Net Unrealized Depreciation.................................    (2,034,100)
Accumulated Net Realized Loss...............................    (8,629,805)
                                                              ------------
NET ASSETS..................................................  $758,810,106
                                                              ============
MAXIMUM OFFERING PRICE PER SHARE:
 Class A Shares:
   Net asset value and redemption price per share (Based on
   net assets of $591,178,884 and 90,488,187 shares of
   beneficial interest issued and outstanding)..............  $       6.53
   Maximum sales charge (4.75%* of offering price)..........           .33
                                                              ------------
   Maximum offering price to public.........................  $       6.86
                                                              ============
 Class B Shares:
   Net asset value and offering price per share (Based on
   net assets of $100,226,789 and 15,374,933 shares of
   beneficial interest issued and outstanding)..............  $       6.52
                                                              ============
 Class C Shares:
   Net asset value and offering price per share (Based on
   net assets of $28,567,775 and 4,379,764 shares of
   beneficial interest issued and outstanding)..............  $       6.52
                                                              ============
 Class I Shares:
   Net asset value and offering price per share (Based on
   net assets of $38,836,658 and 5,939,638 shares of
   beneficial interest issued and outstanding)..............  $       6.54
                                                              ============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             21

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 37,637,230
Other.......................................................       204,563
                                                              ------------
    Total Income............................................    37,841,793
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,854,462
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C $1,351,769, $1,122,872 and $284,042,
  respectively).............................................     2,758,683
Shareholder Services........................................     1,599,009
Custody.....................................................        67,656
Trustees' Fees and Related Expenses.........................        46,789
Legal.......................................................        19,135
Other.......................................................       528,251
                                                              ------------
    Total Expenses..........................................     7,873,985
    Less Credits Earned on Cash Balances....................        39,808
                                                              ------------
    Net Expenses............................................     7,834,177
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 30,007,616
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $     24,964
  Futures...................................................      (620,721)
  Swap Contracts............................................      (174,047)
                                                              ------------
Net Realized Loss...........................................      (769,804)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    19,627,619
                                                              ------------
  End of the Period:
    Investments.............................................    (2,911,194)
    Futures.................................................       932,442
    Swap Contracts..........................................       (55,348)
                                                              ------------
                                                                (2,034,100)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (21,661,719)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(22,431,523)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $  7,576,093
                                                              ============

 22                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                             YEAR ENDED         YEAR ENDED
                                                           AUGUST 31, 2006    AUGUST 31, 2005
                                                           ----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................   $  30,007,616      $  24,710,301
Net Realized Gain/Loss...................................        (769,804)        12,900,218
Net Unrealized Depreciation During the Period............     (21,661,719)        (4,503,856)
                                                            -------------      -------------
Change in Net Assets from Operations.....................       7,576,093         33,106,663
                                                            -------------      -------------

Distributions from Net Investment Income:
  Class A Shares.........................................     (25,558,482)       (21,278,452)
  Class B Shares.........................................      (4,399,602)        (4,977,341)
  Class C Shares.........................................      (1,121,886)        (1,142,953)
  Class I Shares.........................................      (1,435,264)           (62,399)
                                                            -------------      -------------
Total Distributions......................................     (32,515,234)       (27,461,145)
                                                            -------------      -------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......     (24,939,141)         5,645,518
                                                            -------------      -------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................     274,997,260        283,286,242
Net Asset Value of Shares Issued Through Dividend
  Reinvestment...........................................      29,576,525         24,492,761
Cost of Shares Repurchased...............................    (204,876,191)      (179,215,837)
                                                            -------------      -------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......      99,697,594        128,563,166
                                                            -------------      -------------
TOTAL INCREASE IN NET ASSETS.............................      74,758,453        134,208,684
NET ASSETS:
Beginning of the Period..................................     684,051,653        549,842,969
                                                            -------------      -------------
End of the Period (Including accumulated undistributed
  net investment income of ($4,258,122) and ($3,236,929),
  respectively)..........................................   $ 758,810,106      $ 684,051,653
                                                            =============      =============

See Notes to Financial Statements                                             23

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS A SHARES                                ----------------------------------------------
                                               2006      2005      2004      2003      2002
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 6.78    $ 6.72    $ 6.58    $ 6.39    $ 6.75
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................     .28(a)    .29       .33       .33(a)    .37
  Net Realized and Unrealized Gain/Loss.....    (.22)      .09       .16       .25      (.33)
                                              ------    ------    ------    ------    ------
Total from Investment Operations............     .06       .38       .49       .58       .04
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .31       .32       .35       .39       .40
  Return of Capital Distributions...........     -0-       -0-       -0-(c)    -0-       -0-
                                              ------    ------    ------    ------    ------
Total Distributions.........................     .31       .32       .35       .39       .40
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 6.53    $ 6.78    $ 6.72    $ 6.58    $ 6.39
                                              ======    ======    ======    ======    ======

Total Return (b)............................    .93%     5.79%     7.55%     9.20%      .54%
Net Assets at End of the Period (In
  millions).................................  $591.2    $502.6    $394.7    $318.4    $246.5
Ratio of Expenses to Average Net Assets.....    .96%      .99%      .98%     1.01%     1.03%
Ratio of Net Investment Income to Average
  Net Assets................................   4.33%     4.29%     4.80%     4.98%     5.48%
Portfolio Turnover..........................     45%       61%       38%       46%       82%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Amount is less than $.01.

 24                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED AUGUST 31,
CLASS B SHARES                                ----------------------------------------------
                                               2006      2005      2004      2003      2002
                                              ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....  $ 6.76    $ 6.70    $ 6.57    $ 6.38    $ 6.74
                                              ------    ------    ------    ------    ------
  Net Investment Income.....................     .23(a)    .24       .26       .28(a)    .32
  Net Realized and Unrealized Gain/Loss.....    (.21)      .09       .16       .25      (.33)
                                              ------    ------    ------    ------    ------
Total from Investment Operations............     .02       .33       .42       .53      (.01)
                                              ------    ------    ------    ------    ------
Less:
  Distributions from Net Investment
    Income..................................     .26       .27       .29       .34       .35
  Return of Capital Distributions...........     -0-       -0-       -0-(c)    -0-       -0-
                                              ------    ------    ------    ------    ------
Total Distributions.........................     .26       .27       .29       .34       .35
                                              ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD..........  $ 6.52    $ 6.76    $ 6.70    $ 6.57    $ 6.38
                                              ======    ======    ======    ======    ======

Total Return (b)............................    .30%     5.01%     6.59%     8.38%     -.22%
Net Assets at End of the Period (In
  millions).................................  $100.2    $123.6    $126.5    $135.6    $112.3
Ratio of Expenses to Average Net Assets.....   1.72%     1.75%     1.75%     1.77%     1.78%
Ratio of Net Investment Income to Average
  Net Assets................................   3.57%     3.55%     4.06%     4.23%     4.73%
Portfolio Turnover..........................     45%       61%       38%       46%       82%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(c) Amount is less than $.01.

See Notes to Financial Statements                                             25

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                           YEAR ENDED AUGUST 31,
CLASS C SHARES                               --------------------------------------------------
                                             2006       2005       2004       2003        2002
                                             --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $6.76      $6.71      $6.57      $6.38      $ 6.74
                                             -----      -----      -----      -----      ------
  Net Investment Income....................    .23(a)     .24        .27        .28(a)      .32
  Net Realized and Unrealized Gain/Loss....   (.21)       .08        .16        .25        (.33)
                                             -----      -----      -----      -----      ------
Total from Investment Operations...........    .02        .32        .43        .53        (.01)
                                             -----      -----      -----      -----      ------
Less:
  Distributions from Net Investment
    Income.................................    .26        .27        .29        .34         .35
  Return of Capital Distributions..........    -0-        -0-        -0-(d)     -0-         -0-
                                             -----      -----      -----      -----      ------
Total Distributions........................    .26        .27        .29        .34         .35
                                             -----      -----      -----      -----      ------
NET ASSET VALUE, END OF THE PERIOD.........  $6.52      $6.76      $6.71      $6.57      $ 6.38
                                             =====      =====      =====      =====      ======

Total Return (b)...........................   .16%(c)   5.17%(c)   6.59%(c)   8.38%       -.22%
Net Assets at End of the Period (In
  millions)................................  $28.6      $29.2      $28.6      $29.6      $ 23.4
Ratio of Expenses to Average Net Assets....  1.71%(c)   1.71%(c)   1.73%(c)   1.77%       1.78%
Ratio of Net Investment Income to Average
  Net Assets...............................  3.58%(c)   3.59%(c)   4.07%(c)   4.22%       4.73%
Portfolio Turnover.........................    45%        61%        38%        46%         82%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Footnote 7).

(d) Amount is less than $.01.

 26                                            See Notes to Financial Statements

VAN KAMPEN CORPORATE BOND FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             AUGUST 12, 2005
                                                                             (COMMENCEMENT OF
CLASS I SHARES                                              YEAR ENDED        OPERATIONS) TO
                                                          AUGUST 31, 2006    AUGUST 31, 2005
                                                          -----------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.................      $6.78              $6.72
                                                               -----              -----
  Net Investment Income..................................        .29(a)             .03
  Net Realized and Unrealized Gain/Loss..................       (.21)               .06
                                                               -----              -----
Total from Investment Operations.........................        .08                .09
Less Distributions from Net Investment Income............        .32                .03
                                                               -----              -----
NET ASSET VALUE, END OF THE PERIOD.......................      $6.54              $6.78
                                                               =====              =====

Total Return (b).........................................      1.33%              1.11%*
Net Assets at End of the Period (In millions)............      $38.8              $28.7
Ratio of Expenses to Average Net Assets..................       .72%               .86%
Ratio of Net Investment Income to Average Net Assets.....      4.59%              4.32%
Portfolio Turnover.......................................        45%                61%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*   Non-Annualized

See Notes to Financial Statements                                             27

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Corporate Bond Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's primary investment objective is to seek to provide current income with preservation of capital. The Fund commenced investment operations on September 23, 1971. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available as noted above, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Credit default swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

commitments until payment is made. At August 31, 2006, the Fund had $14,295,462 of when-issued or delayed delivery purchase commitments.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts on debt securities purchased are accreted and premiums are amortized over the expected life of each applicable security. Other income is comprised primarily of consent fees. Consent fees are earned as compensation for agreeing to changes in the terms of debt instruments. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At August 31, 2006, the Fund had an accumulated capital loss carryforward for tax purposes of $6,357,540, which will expire according to the following schedule:

AMOUNT                                                          EXPIRATION
$5,560,726..................................................  August 31, 2011
  436,571...................................................  August 31, 2012
  360,243...................................................  August 31, 2014

    At August 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $772,869,853
                                                              ============
Gross tax unrealized appreciation...........................  $  6,070,061
Gross tax unrealized depreciation...........................   (13,141,445)
                                                              ------------
Net tax unrealized depreciation on investments..............  $ (7,071,384)
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    The tax character of distributions paid during the years ended August 31, 2006 and 2005 was follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary Income...........................................  $32,525,490    $27,486,058
  Long-term capital gain....................................          -0-            -0-
                                                              -----------    -----------
                                                              $32,525,490    $27,486,058
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences of $5,563 related to the Fund's investments in other regulated investment companies and $198,750 related to consent fee income received from tender offers were reclassified from accumulated undistributed net investment income to accumulated net realized loss. A permanent book and tax difference of $23,682 related to the recognition of net realized losses on paydowns of mortgage pool obligations and $1,847,024 related to book to tax amortization differences were reclassified from accumulated undistributed net investment income to accumulated net realized loss. Additionally, permanent book to tax differences of $179,968 and $1,925 relating to income from swap transactions were reclassified from accumulated net realized loss to accumulated undistributed net investment income and capital, respectively.

    As of August 31, 2006 the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $294,973

    Net realized gains or losses may differ for financial reporting and tax purposes as a result of gains or losses recognized for tax purposes on open futures transactions at August 31, 2006 and post October losses of $1,347,670 which are not recognized for tax purposes until the first day of the following fiscal year.

F. EXPENSE REDUCTIONS During the year ended August 31, 2006, the Fund's custody fee was reduced by $39,808 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    0.42%
Next $750 million...........................................     0.35
Over $1.250 billion.........................................     0.22

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    For the year ended August 31, 2006, the Fund recognized expenses of approximately $19,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a Trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $51,400 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2006, the Fund recognized expenses of approximately $1,395,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and, to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of approximately $89,500 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2006, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $691,900 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $251,300. Sales charges do not represent expenses of the Fund.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended August 31, 2006 and 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                        AUGUST 31, 2006                 AUGUST 31, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   33,673,853    $ 220,273,129     32,548,636    $ 218,937,427
  Class B.......................    4,260,898       27,860,021      4,094,787       27,489,442
  Class C.......................    1,353,140        8,843,562      1,210,343        8,129,287
  Class I.......................    2,782,444       18,020,548      4,275,162       28,730,086
                                  -----------    -------------    -----------    -------------
Total Sales.....................   42,070,335    $ 274,997,260     42,128,928    $ 283,286,242
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    3,594,502    $  23,444,306      2,871,301    $  19,334,322
  Class B.......................      589,962        3,840,743        631,406        4,241,852
  Class C.......................      131,477          856,217        127,119          854,183
  Class I.......................      219,719        1,435,259          9,204           62,404
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    4,535,660    $  29,576,525      3,639,030    $  24,492,761
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (20,947,743)   $(136,661,300)   (19,990,174)   $(134,416,986)
  Class B.......................   (7,755,242)     (50,546,695)    (5,319,881)     (35,708,060)
  Class C.......................   (1,419,885)      (9,258,547)    (1,294,715)      (8,693,560)
  Class I.......................   (1,288,016)      (8,409,649)       (58,875)        (397,231)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (31,410,886)   $(204,876,191)   (26,663,645)   $(179,215,837)
                                  ===========    =============    ===========    =============

4. REDEMPTION FEE

Effective September 26, 2005, the Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the period ended August 31, 2006, the Fund received redemption fees of approximately $2,800, which are reported as part of "Cost of Shares Repurchased" in the Statement of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $375,011,406 and $304,164,116, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures on U.S. Treasury Bonds or Notes. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended August 31, 2006, were as follows:

                                                              CONTRACTS
Outstanding at August 31, 2005..............................     2,335
Futures Opened..............................................    14,355
Futures Closed..............................................   (14,424)
                                                               -------
Outstanding at August 31, 2006..............................     2,266
                                                               =======

B. CREDIT DEFAULT SWAPS The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding but the seller in a credit default swap contract would be required to pay an agreed-upon amount, which approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments, to the buyer in the event of an adverse credit event of the issuer. The Fund accrues for the periodic fees on swap contracts on a daily basis with the net amount accrued recorded within unrealized appreciation/depreciation of swap contracts. Upon cash settlement of the periodic fees, the net amount is recorded as realized gain/loss on swap contracts on the Statements of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses in the Statement of Operations.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

    Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If there is a default by the counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $1,154,400 and $0 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser and certain affiliates of the Adviser are named as defendants in a derivative action which additionally names as defendants certain individual trustees of certain Van Kampen funds. The named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of Van Kampen funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This derivative action was coordinated with a direct action alleging related violations of defendants' statutory disclosure obligations and fiduciary duties with respect to the payments described above. In addition, this derivative action was stayed by agreement of the parties pending rulings on the motion to dismiss the direct action and the motion to dismiss another derivative action brought by the same plaintiff that brought this derivative action, alleging market timing and late trading in the Van Kampen funds. In April 2006, the court granted defendants' motion to dismiss the direct action. In June 2006, the court granted defendants' motion to dismiss the market timing action. Accordingly, the stay on this action was lifted. Plaintiff and defendants have agreed that this action should be dismissed in light of the rulings dismissing the two cases discussed above. The Court has approved a notice to shareholders regarding the dismissal, which is located at the back of this Report.

VAN KAMPEN CORPORATE BOND FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2006 continued

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN CORPORATE BOND FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Corporate Bond Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Corporate Bond Fund (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Corporate Bond Fund at August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Chicago, Illinois
                                                                October 13, 2006

VAN KAMPEN CORPORATE BOND FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)            Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (68)          Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (65)             Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services. Prior                Corporation, Stericycle,
                                                       to February 2001, Vice                  Inc., Ventana Medical
                                                       Chairman and Director of                Systems, Inc., and GATX
                                                       Anixter International,                  Corporation, and Trustee
                                                       Inc., a global                          of The Scripps Research
                                                       distributor of wire,                    Institute. Prior to
                                                       cable and communications                January 2005, Trustee of
                                                       connectivity products.                  the University of Chicago
                                                       Prior to July 2000,                     Hospitals and Health
                                                       Managing Partner of                     Systems. Prior to April
                                                       Equity Group Corporate                  2004, Director of
                                                       Investment (EGI), a                     TheraSense, Inc. Prior to
                                                       company that makes                      January 2004, Director of
                                                       private investments in                  TeleTech Holdings Inc.
                                                       other companies.                        and Arris Group, Inc.
                                                                                               Prior to May 2002,
                                                                                               Director of Peregrine
                                                                                               Systems Inc. Prior to
                                                                                               February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).


VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Linda Hutton Heagy (58)       Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

R. Craig Kennedy (54)         Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (70)            Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)           Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (65)     Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
(64)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                                                    NUMBER OF
                                                                                                                    FUNDS IN
                                            TERM OF                                                                   FUND
                                           OFFICE AND                                                                COMPLEX
                              POSITION(S)  LENGTH OF                                                                OVERSEEN
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)                                         BY
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS                                           TRUSTEE
Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm of Skadden, Arps, Slate, Meagher &      71
333 West Wacker Drive                      since 1995  Flom LLP, legal counsel to funds in the Fund Complex.
Chicago, IL 60606


NAME, AGE AND ADDRESS         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE         HELD BY TRUSTEE
Wayne W. Whalen* (67)         Trustee/Director/
333 West Wacker Drive         Managing General
Chicago, IL 60606             Partner of funds in
                              the Fund Complex.
                              Director of the
                              Abraham Lincoln
                              Presidential Library
                              Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN CORPORATE BOND FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN CORPORATE BOND FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (39)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (37)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

                          Notice to Fund Shareholders

    As previously disclosed, a derivative action was filed on behalf of the Fund against the Fund's investment adviser, broker-dealer, distributor, and Trustees. The complaint alleges that defendants violated federal securities laws and state laws in connection with certain economic incentive programs. The case is pending before the Honorable Richard Owen, United States District Judge in the Southern District of New York. Defendants have filed a motion to dismiss the complaint in its entirety on numerous grounds, and that motion is still pending.

    On April 18, 2006, Judge Owen dismissed a separate lawsuit against Morgan Stanley and all of the same corporate defendants that are named in the derivative action. The Morgan Stanley suit related to the same incentive programs that are at issue in the derivative action, and asserted many of the same legal claims. In his decision, Judge Owen found that the programs do not violate federal law, and that defendants had made the appropriate disclosures concerning the programs. The plaintiffs in the Morgan Stanley suit did not appeal from the decision, and that decision is now final.

    In light of this decision by Judge Owen -- as well as several other decisions by other judges in the Southern District of New York and certain other courts that have dismissed similar complaints against other investment funds -- plaintiff in the derivative action has determined that the suit would be unsuccessful, if pursued further. Accordingly, plaintiff has asked Judge Owen to dismiss the action. No attorneys' fees will be paid by defendants and no consideration will be paid to the named plaintiff.

    All investors in the Fund are hereby provided notice of this proposed dismissal. If you object to the proposed dismissal, your objection must be mailed no later than November 29, 2006, in writing, to the Honorable Richard Owen, United States District Judge, United States Courthouse, Room 640, 500 Pearl Street, New York, NY 10007-1312. Copies of the objection must also be mailed to Denise Davis Schwartzman, Esquire, Chimicles & Tikellis LLP, 361 West Lancaster Avenue, Haverford, PA 19041; and Richard A. Rosen, Esquire, Paul, Weiss, Rifkind, Wharton & Garrison LLP, 1285 Avenue of the Americas, New York, NY 10019-6064.

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Corporate Bond Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  17, 117, 217
                                                                CORP ANR 10/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RN06-02888P-Y08/06

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 12A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

                                              REGISTRANT     COVERED ENTITIES(1)
         AUDIT FEES......................     $26,100        N/A

         NON-AUDIT FEES
                   AUDIT-RELATED FEES....     $0             $706,000(2)
                   TAX FEES..............     $2,800(3)      $75,537(4)
                   ALL OTHER FEES........     $0             $749,041(5)
         TOTAL NON-AUDIT FEES............     $2,800         $1,530,578

         TOTAL...........................     $28,900        $1,530,578


2005

                                              REGISTRANT     COVERED ENTITIES(1)
         AUDIT FEES......................     $25,200        N/A

         NON-AUDIT FEES
                   AUDIT-RELATED FEES....     $0             $280,000(2)
                   TAX FEES..............     $2,500(3)      $58,688(4)
                   ALL OTHER FEES........     $0             $655,125(5)
         TOTAL NON-AUDIT FEES............     $2,500         $993,813

         TOTAL...........................     $27,700        $993,813

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards and assistance with compliance policies and procedures.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.



------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)     Not applicable.

(g)     See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Corporate Bond Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     --------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006